FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

	Fair value hierarchy (unaudited)
As of June 30, 2022:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instrument	$1	$—	$—	$1
Liabilities measured at fair value:
Other current liabilities – contingent payments for business combinations	—	—	(1,195)	(1,195)
Other current liabilities – hedge instruments	(143)	—		(143)
Other long-term liabilities — contingent payments for business combinations	$—	$—	$(1,819)	$(1,819)

	Fair value hierarchy (audited)
As of December 31, 2021:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instrument	$19	$—	$—	$19
Liabilities measured at fair value:
Other current liabilities – contingent payments for business combinations	—	—	(688)	(688)
Other current liabilities – hedge instruments	(10)	—	—	(10)
Other long-term liabilities – contingent payments for business combinations	$—	$—	$(687)	$(687)

As of December 31, 2021:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instruments	$19	$—	$—	$19
Liabilities measured at fair value:
Other current liabilities – contingent payment for a business combination	—	—	(688)	(688)
Other current payables – hedge instruments	(10)	—	—	(10)
Other long-term liabilities – contingent payment for a business combination	$—	$—	$(687)	$(687)

As of December 31, 2020:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instruments	$19	$—	$—	$19
Liabilities measured at fair value:
Other current payables – hedge instruments	$(2)	$—	$—	$(2)

Schedule of changes in level 3 liabilities

	Accrued
	expenses and	Other long-
	other payables	term liabilities	Total
Fair value as of December 31, 2021	$688	$687	$1,375
Business combination (see Note 4)	—	1,768	1,768
Change in fair value	72	(201)	(129)
Classification of current maturity	435	(435)	—
	$1,195	$1,819	$3,014